INVESTMENTS IN COMPANIES AND ASSOCIATES (Schedule of Equity Method Investments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule of Equity Method Investments [Line Items]
Accumulated net loss	$ (323)	$ (31)	$ (186)
Two Penn Center Plaza [Member]
Schedule of Equity Method Investments [Line Items]
Invested in equity	4,025	4,025
Accumulated net loss	(538)	(504)
Total investment	3,487	3,521
300 South Riverside Plaza [Member]
Schedule of Equity Method Investments [Line Items]
Invested in equity	16,142	13,142
Accumulated net loss	(737)
Total investment	$ 15,405	$ 13,142